Loss Per Share (Details) - Schedule of Computing Basic and Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	$ (11,280)	$ (12,340)	$ (4,041)
Denominator:
Shares of ordinary share used in computing basic net loss per share	13,640,168	11,504,521	6,243,411
Net loss per share of ordinary share, basic	$ (0.83)	$ (1.07)	$ (0.65)